CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2023

Security Description	Shares	Value
Common Stocks ― 98.9%
Aerospace/Defense ― 2.3%
General Dynamics Corp.	5,371	$1,155,571
L3Harris Technologies, Inc.	6,638	1,299,521
Lockheed Martin Corp.	2,813	1,295,049
Total Aerospace/Defense		3,750,141

Agriculture ― 1.8%
Altria Group, Inc.	24,278	1,099,793
Archer-Daniels-Midland Co.	7,737	584,608
Philip Morris International, Inc.	11,822	1,154,064
Total Agriculture		2,838,465

Auto Manufacturers ― 1.5%
Aptiv Plc*	11,297	1,153,311
Cummins, Inc.	5,050	1,238,058
Total Auto Manufacturers		2,391,369

Banks ― 7.8%
Bank of America Corp.(a)	40,318	1,156,723
Bank of New York Mellon Corp./The	14,300	636,636
Citigroup, Inc.	35,596	1,638,840
Citizens Financial Group, Inc.	45,371	1,183,276
Fifth Third Bancorp	44,681	1,171,089
JPMorgan Chase & Co.	13,194	1,918,935
M&T Bank Corp.(a)	9,976	1,234,630
Regions Financial Corp.	64,785	1,154,469
State Street Corp.	15,988	1,170,002
US Bancorp(a)	38,815	1,282,448
Total Banks		12,547,047

Beverages ― 0.3%
Keurig Dr Pepper, Inc.	16,858	527,150
Total Beverages		527,150

Biotechnology ― 1.1%
Gilead Sciences, Inc.	15,151	1,167,688
Royalty Pharma Plc - Class A	17,266	530,757
Total Biotechnology		1,698,444

Chemicals ― 1.8%
Dow, Inc. (a)	19,089	1,016,680
FMC Corp.	5,855	610,911
PPG Industries, Inc.	8,804	1,305,633
Total Chemicals		2,933,224

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Commercial Services ― 2.5%
Automatic Data Processing, Inc.	5,630	$1,237,418
Block, Inc. - Class A*	9,636	641,469
Global Payments, Inc.	10,820	1,065,986
PayPal Holdings, Inc.*	17,005	1,134,744
Total Commercial Services		4,079,616

Computers ― 4.1%
EPAM Systems, Inc.* (a)	9,669	2,173,108
Fortinet, Inc.*	17,691	1,337,263
International Business Machines Corp.	4,667	624,491
Leidos Holdings, Inc.	14,752	1,305,257
NetApp, Inc.	15,081	1,152,188
Total Computers		6,592,307

Diversified Financial Services ― 3.6%
Charles Schwab Corp/The	24,210	1,372,223
CME Group, Inc.	6,907	1,279,798
LPL Financial Holdings, Inc.	2,664	579,234
Nasdaq, Inc.	24,147	1,203,728
Visa, Inc. - Class A (a)	5,680	1,348,886
Total Diversified Financial Services		5,783,869

Electric ― 6.2%
AES Corp/The	26,115	541,364
Agilent Technologies, Inc.	10039	1,207,190
Ameren Corp.	13,440	1,097,645
CenterPoint Energy, Inc.	23,010	670,742
CMS Energy Corp.	9,019	529,866
DTE Energy Co.	10,531	1,158,620
Edison International	8,655	601,090
Emerson Electric Co.	12,486	1,128,610
Fortive Corp.	18,257	1,365,076
NextEra Energy, Inc.	22,952	1,703,038
Total Electric		10,003,240

Entertainment ― 0.8%
Caesars Entertainment, Inc.*	24,090	1,227,867
Total Entertainment		1,227,867

Food ― 2.1%
Albertsons Cos, Inc. - Class A (a)	60,396	1,317,841
Campbell Soup Co. (a)	10,663	487,406
Conagra Brands, Inc.	31,323	1,056,212
Sysco Corp.	7,374	547,151
Total Food		3,408,609

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Forest Products and Paper ― 0.7%
International Paper Co.	33,710	$1,072,315
Total Forest Products & Paper		1,072,315

Health Care Services ― 4.6%
Anthem, Inc.	2,491	1,106,726
Baxter International, Inc.	15,503	706,317
Centene Corp.*	18,739	1,263,946
Humana, Inc.	1,224	547,287
Molina Healthcare, Inc.*	3,914	1,179,053
UnitedHealth Group, Inc.	2,545	1,223,229
Universal Health Services, Inc. - Class B	8,351	1,317,537
Total Healthcare-Services		7,344,095

Household Products/Wares ― 0.4%
Kimberly-Clark Corp.	4,390	606,083
Household Products/Wares		606,083

Insurance ― 4.5%
Cincinnati Financial Corp.	5,030	489,520
Everest Re Group Ltd.	3,533	1,207,791
Fidelity National Financial, Inc.	29,389	1,058,004
Hartford Financial Services Group Inc/The	18,072	1,301,545
MetLife, Inc.	19,502	1,102,448
Prudential Financial, Inc.(a)	7,169	632,449
Willis Towers Watson Plc	5,853	1,378,382
Total Insurance		7,170,139

Internet ― 5.6%
Alphabet, Inc. - Class A*	9,454	1,131,644
Booking Holdings, Inc.*	573	1,547,289
eBay, Inc. (a)	26,693	1,192,910
Expedia Group, Inc.* (a)	11,529	1,261,157
Meta Platforms, Inc. - Class A*	8,548	2,453,105
Palo Alto Networks, Inc.*(a)	5,508	1,407,349
Total Internet		8,993,454

Machinery ― 2.2%
Caterpillar, Inc.	5,222	1,284,873
Dover Corp.	4,257	628,546
Westinghouse Air Brake Technologies Corp.	13,980	1,533,187
Total Machinery		3,446,606

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Media ― 1.9%
Charter Communications, Inc. Class A*(a)	1,884	$692,125
Fox Corp. - Class A (a)	18,893	642,362
Walt Disney Co/The*	19,571	1,747,299
Total Media		3,081,786

Mining ― 0.4%
Newmont Corp.	14,341	611,787
Total Mining		611,787

Miscellaneous Manufacturing ― 2.7%
3M Co.	11,058	1,106,795
Carlisle Cos, Inc.	2,499	641,068
Parker-Hannifin Corp.	3,605	1,406,094
Textron, Inc.	18,044	1,220,316
Total Miscellaneous Manufacturing		4,374,274

Oil and Gas ― 5.4%
Chevron Corp.	7,021	1,104,754
Exxon Mobil Corp.	30,997	3,324,428
Marathon Petroleum Corp.	10,682	1,245,521
NiSource, Inc.	20,959	573,229
Occidental Petroleum Corp.(a)	20,241	1,190,171
Phillips 66	12,890	1,229,448
Total Oil and Gas		8,667,551

Pharmaceuticals ― 7.4%
Bristol-Myers Squibb Co.(a)	27,873	1,782,478
Cigna Group/The	4,202	1,179,081
CVS Health Corp.	23,799	1,645,225
Johnson & Johnson	21,377	3,538,321
Merck & Co., Inc.	21,062	2,430,344
Pfizer, Inc.	36,764	1,348,504
Total Pharmaceuticals		11,923,953

Pipelines ― 1.1%
Kinder Morgan, Inc.	68,798	1,184,702
ONEOK, Inc.(a)	9,045	558,257
Total Pipelines		1,742,959

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Real Estate Investment Trusts (REITs) ― 4.7%
Agree Realty Corp.(a)	4,566	$298,571
Crown Castle International Corp.	3,523	401,411
Equity LifeStyle Properties, Inc.	4,503	301,206
Equity Residential	5,080	335,128
First Industrial Realty Trust, Inc.	11,190	589,042
Gaming and Leisure Properties, Inc.	6,290	304,813
Host Hotels & Resorts, Inc.(a)	38,667	650,766
Invitation Homes, Inc.	17,498	601,931
Kimco Realty Corp.	15,645	308,519
Lamar Advertising Co. - Class A (a)	6,156	610,983
Life Storage, Inc.	4,480	595,661
Mid-America Apartment Communities, Inc.	4,090	621,107
National Retail Properties, Inc.	13,912	595,294
SBA Communications Corp. - Class A	2,641	612,078
STAG Industrial, Inc.(a)	17,454	626,250
Total Real Estate Investment Trusts (REITs)		7,452,759

Retail ― 3.4%
Best Buy Co., Inc.	8176	670,023
Home Depot Inc/The	4,119	1,279,526
Lowe's Cos, Inc.	2,815	635,346
Ulta Beauty, Inc.*	1420	668,245
Walgreens Boots Alliance, Inc.(a)	30,798	877,435
Walmart, Inc.	8,003	1,257,912
Total Retail		5,388,486

Semiconductors ― 1.3%
NXP Semiconductors NV	3,220	659,070
Skyworks Solutions, Inc.	13,399	1,483,135
Total Semiconductors		2,142,205

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Software ― 10.0%
Activision Blizzard, Inc.*	7,535	$635,201
Adobe, Inc.*	3,486	1,704,619
Autodesk, Inc.*	6,569	1,344,083
Cadence Design Systems, Inc.*	2,643	619,836
Dynatrace, Inc.*	12,024	618,875
Electronic Arts, Inc.	9,056	1,174,563
Fidelity National Information Services, Inc.	23,188	1,268,384
Intuit, Inc.	2,793	1,279,725
MSCI, Inc.	2,517	1,181,203
Paycom Software, Inc.	4,345	1,395,788
PTC, Inc.*	4,799	682,898
Salesforce, Inc.*	6,281	1,326,924
ServiceNow, Inc.*	1,411	792,940
Synopsys, Inc.*	1,458	634,828
VMware, Inc. - Class A*	9,794	1,407,300
Total Software		16,067,166

Telecommunications ― 2.4%
Cisco Systems, Inc.	52,856	2,734,769
T-Mobile US, Inc.*	8,490	1,179,261
Total Telecommunications		3,914,030

Transportation ― 3.9%
CSX Corp.	37,115	1,265,622
Delta Air Lines, Inc.*	35,052	1,666,372
FedEx Corp.	5,350	1,326,265
Norfolk Southern Corp.	5,479	1,242,418
United Airlines Holdings, Inc.*	14,034	770,046
Total Transportation		6,270,722

Water ― 0.4%
American Water Works Co, Inc.	4,163	594,268
Total Water		594,268

Total Common Stocks (Cost ― $153,692,816)		158,645,988

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Security Description	Shares	Value

Short-Term Investment ― 1.0%
First American Government Obligations Fund - Class X - 5.01% (b)	1,575,460	$1,575,460
Total Short-Term Investment (Cost ― $1,575,460)		1,575,460

Collateral for Securities on Loan ― 12.0%
Mount Vernon Liquid Assets Portfolio LLC, 5.22% (b)	19,260,908	19,260,908
Total Collateral for Securities on Loan (Cost $19,260,908)		19,260,908

Total Investments ― 111.9% (Cost ― $174,529,184)		179,482,356
Liabilities in Excess of Other Assets ― (11.9%)		(19,097,185)
Total Net Assets ― 100.0%		$160,385,171

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) The rate reported is the annualized seven-day yield as of June 30, 2023.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2023

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$158,645,988	$-	$-	$158,645,988
Short-Term Investment	1,575,460	-	-	1,575,460
Collateral for Securities on Loan	19,260,908	-	-	19,260,908
Total	$179,482,356	$-	$-	$179,482,356

See the Schedule of Investments for further detail of investment classifications.